Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average
			Summary	Average	Value of Initial Fixed $100
			Compensation	Compensation	Investment Based on:
	Summary		Table Total for	Actually Paid to	Total	Peer Group			SG&A
	Compensation	Compensation	Non-PEO Named	Non-PEO Named	Shareholder	Total		Adjusted	Percentage
	Table Total	Actually Paid	Executive	Executive	Return	Shareholder	Net	Net	of
Year	for PEO(1) ($)	to PEO(2) ($)	Officers(1) ($)	Officers(2) ($)	(TSR) ($)	Return(3) ($)	Income ($)	Income(4) ($)	Billings(5)
2025	7,502,050	5,738,500	3,379,430	2,848,822	129.07	187.14	83,722,000	88,149,000
2024	5,075,653	5,661,803	2,078,325	2,238,376	153.36	154.48	87,095,000		10.54%
2023	1,915,864	5,357,164	603,320	1,096,862	147.95	119.22	83,271,000		11.03%
2022	4,787,929	5,547,279	1,338,317	1,416,376	102.57	82.43	89,219,000		10.46%
2021	3,209,550	2,339,350	1,802,672	1,649,422	93.75	122.18	69,906,000		10.34%
(1)	Our PEO was Timothy McGrath for all years presented in the table. Our NEOs other than our PEO were Thomas Baker and Patricia Gallup for all years presented in the table.

(2)	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	PEO
	2025	2024	2023	2022	2021
Total Compensation from SCT	$7,502,050	$5,075,653	$1,915,864	$4,787,929	$3,209,550
Decrease for aggregate value for stock awards and option awards included in SCT for the covered fiscal year	(5,037,600)	(2,569,200)	—	(2,165,200)	(887,200)
Increase for fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	4,620,800	2,770,800	—	1,876,000	862,600
Increase (decrease) in year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(920,800)	195,700	2,944,950	603,200	(790,400)
Increase for vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—
Increase (decrease) in change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(425,950)	188,850	496,350	445,350	(55,200)
Decrease for fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—
Increase for dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Compensation Actually Paid	$5,738,500	$5,661,803	$5,357,164	$5,547,279	$2,339,350

	Average of NEO's
	2025	2024	2023	2022	2021
Total Compensation from SCT	$3,379,430	$2,078,325	$603,320	$1,338,317	$1,802,672
Decrease for aggregate value for stock awards and option awards included in SCT for the covered fiscal year	(2,595,025)	(1,284,600)	—	(541,300)	(1,074,200)
Increase for fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,382,600	1,385,400	—	469,000	970,425
Increase (decrease) in year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(207,180)	23,433	401,123	84,825	(42,640)
Increase for vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—
Increase (decrease) in change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(111,003)	35,818	92,419	65,534	(6,835)
Decrease for fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—
Increase for dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Compensation Actually Paid	$2,848,822	$2,238,376	$1,096,862	$1,416,376	$1,649,422

(3)	Our peer group for the calculation of Total Shareholder Return, or TSR, is the NASDAQ Composite-Total Return.

(4)	Adjusted net income, a non-GAAP financial measure, is calculated as net income plus the after-tax amount of severance expenses in 2025.

(5)	SG&A percentage of billings, a non-GAAP financial measure, is calculated as total SG&A expenses (less any exclusions approved by the subcommittee that administered our cash performance awards, or the Subcommittee) divided by total billings of products and services delivered to customers. For 2024, we defined total billings delivered to customers as net sales plus the amounts we are required to net for sales of software and extended service plans under ASC 606. For 2023, 2022, and 2021, we defined total billings delivered to customers as net sales plus the amounts we are required to net for sales of software under ASC
606. In 2021, the Subcommittee approved $5 million of uncontrolled medical expenses to be excluded from total SG&A expenses.

Company Selected Measure Name	SG&A percentage of billings
Named Executive Officers, Footnote
(1)	Our PEO was Timothy McGrath for all years presented in the table. Our NEOs other than our PEO were Thomas Baker and Patricia Gallup for all years presented in the table.

Peer Group Issuers, Footnote
(3)	Our peer group for the calculation of Total Shareholder Return, or TSR, is the NASDAQ Composite-Total Return.

PEO Total Compensation Amount	$ 7,502,050	$ 5,075,653	$ 1,915,864	$ 4,787,929	$ 3,209,550
PEO Actually Paid Compensation Amount	$ 5,738,500	5,661,803	5,357,164	5,547,279	2,339,350
Adjustment To PEO Compensation, Footnote

(2)	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	PEO
	2025	2024	2023	2022	2021
Total Compensation from SCT	$7,502,050	$5,075,653	$1,915,864	$4,787,929	$3,209,550
Decrease for aggregate value for stock awards and option awards included in SCT for the covered fiscal year	(5,037,600)	(2,569,200)	—	(2,165,200)	(887,200)
Increase for fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	4,620,800	2,770,800	—	1,876,000	862,600
Increase (decrease) in year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(920,800)	195,700	2,944,950	603,200	(790,400)
Increase for vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—
Increase (decrease) in change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(425,950)	188,850	496,350	445,350	(55,200)
Decrease for fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—
Increase for dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Compensation Actually Paid	$5,738,500	$5,661,803	$5,357,164	$5,547,279	$2,339,350

Non-PEO NEO Average Total Compensation Amount	$ 3,379,430	2,078,325	603,320	1,338,317	1,802,672
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,848,822	2,238,376	1,096,862	1,416,376	1,649,422
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	Average of NEO's
	2025	2024	2023	2022	2021
Total Compensation from SCT	$3,379,430	$2,078,325	$603,320	$1,338,317	$1,802,672
Decrease for aggregate value for stock awards and option awards included in SCT for the covered fiscal year	(2,595,025)	(1,284,600)	—	(541,300)	(1,074,200)
Increase for fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,382,600	1,385,400	—	469,000	970,425
Increase (decrease) in year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(207,180)	23,433	401,123	84,825	(42,640)
Increase for vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—
Increase (decrease) in change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(111,003)	35,818	92,419	65,534	(6,835)
Decrease for fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—
Increase for dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Compensation Actually Paid	$2,848,822	$2,238,376	$1,096,862	$1,416,376	$1,649,422

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following lists the financial performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our named executive officers for 2025 (our most recently completed fiscal year), to company performance:

Company Performance Measures

Adjusted net income
SG&A percentage of billings

Of these measures, we have identified adjusted net income as the most important of our financial performance measures used to link CAP Amounts for our executives for 2025 to company performance.

Total Shareholder Return Amount	$ 129.07	153.36	147.95	102.57	93.75
Peer Group Total Shareholder Return Amount	187.14	154.48	119.22	82.43	122.18
Net Income (Loss)	$ 83,722,000	$ 87,095,000	$ 83,271,000	$ 89,219,000	$ 69,906,000
Company Selected Measure Amount		10.54	11.03	10.46	10.34
PEO Name	Timothy McGrath
Adjusted Net Income (Loss)	$ 88,149,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted net income
Measure:: 2
Pay vs Performance Disclosure
Name	SG&A percentage of billings
Non-GAAP Measure Description

(5)	SG&A percentage of billings, a non-GAAP financial measure, is calculated as total SG&A expenses (less any exclusions approved by the subcommittee that administered our cash performance awards, or the Subcommittee) divided by total billings of products and services delivered to customers. For 2024, we defined total billings delivered to customers as net sales plus the amounts we are required to net for sales of software and extended service plans under ASC 606. For 2023, 2022, and 2021, we defined total billings delivered to customers as net sales plus the amounts we are required to net for sales of software under ASC
606. In 2021, the Subcommittee approved $5 million of uncontrolled medical expenses to be excluded from total SG&A expenses.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,037,600)	$ (2,569,200)		$ (2,165,200)	$ (887,200)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,620,800	2,770,800		1,876,000	862,600
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(920,800)	195,700	$ 2,944,950	603,200	(790,400)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(425,950)	188,850	496,350	445,350	(55,200)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,595,025)	(1,284,600)		(541,300)	(1,074,200)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,382,600	1,385,400		469,000	970,425
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(207,180)	23,433	401,123	84,825	(42,640)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (111,003)	$ 35,818	$ 92,419	$ 65,534	$ (6,835)